Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

(in ‘000s, except per share data)
	2012
	Q4	Q3	Q2	Q1
Gross premium written	$10,701	$23,353	$9,242	$11,754
Net premium earned	11,914	10,934	7,552	8,310
Underwriting income/(loss)	305	264	(868)	(617)
Net income/(loss) attributable to Atlas	1,244	1,657	130	135
Net income/(loss) attributable to common shareholders	1,037	1,455	(72)	(64)
Basic earnings/(loss) per common share	$0.17	$0.24	$(0.01)	$—
Diluted earnings/(loss) per common share	$0.15	$0.17	$(0.01)	$—

(in ‘000s, except per share data)
	2011
	Q4	Q3	Q2	Q1
Gross premium written	$9,081	$10,928	$7,856	$14,166
Net premium earned	9,079	8,797	9,062	8,809
Underwriting income/(loss)	(6,325)	(1,729)	(1,278)	(1,906)
Net income/(loss) attributable to Atlas	(3,024)	1,066	193	(705)
Net income/(loss) attributable to common shareholders	(3,228)	862	(9)	(905)
Basic earnings/(loss) per common share	$(0.53)	$0.14	$—	$(0.15)
Diluted earnings/(loss) per common share	$(0.53)	$0.14	$—	$(0.15)